Intangible Assets, Net	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30,
	2022	2023
	HK$	HK$
Computer software	425,000	425,000
Less: accumulated amortization	(195,120)	(280,121)
Intangible assets, net	229,880	144,879

Amortization expenses were HK$56,000, HK$82,583, and HK$85,001 for the years ended September 30, 2021, 2022, and 2023, respectively.

Future estimated amortization expenses are disclosed as follows:

Twelve months ending September 30,	HK$
2024	84,463
2025	29,000
2026	29,000
2027	2,416
144,879

No impairment loss was made for intangible assets for the years ended September 30, 2021, 2022, and 2023.